Provisions, income tax liabilities and other liabilities - Summary of Movements in Non-current Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 6,430	€ 6,998	€ 7,125
Changes in scope of consolidation	(200)	35	5
Increases in provisions	1,285	731	1,482
Provisions utilized	(528)	(459)	(793)
Reversals of unutilized provisions	(288)	(200)	(518)
Transfers	(274)	(425)	(421)
Net interest related to employee benefits, and unwinding of discount	64	53	66
Currency translation differences	113	145	(214)
Actuarial gains and losses on defined-benefit plans	(780)	(448)	266
Ending balance	5,822	6,430	6,998
Provisions for pensions and other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,947	3,276	3,599
Changes in scope of consolidation	(96)	(2)	(3)
Increases in provisions	193	247	256
Provisions utilized	(275)	(222)	(566)
Reversals of unutilized provisions	(66)	(13)	(226)
Transfers	10	(13)	12
Net interest related to employee benefits, and unwinding of discount	43	42	55
Currency translation differences	63	80	(117)
Actuarial gains and losses on defined-benefit plans	(780)	(448)	266
Ending balance	2,039	2,947	3,276
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	935	879	855
Changes in scope of consolidation	(28)	0	0
Increases in provisions	40	156	169
Provisions utilized	(119)	(122)	(109)
Reversals of unutilized provisions	(20)	(7)	(5)
Transfers	4	(3)	0
Net interest related to employee benefits, and unwinding of discount	4	2	2
Currency translation differences	28	30	(33)
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	844	935	879
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	524	868	600
Changes in scope of consolidation	0	0	0
Increases in provisions	521	67	688
Provisions utilized	(12)	(8)	(5)
Reversals of unutilized provisions	(11)	(35)	(42)
Transfers	(265)	(370)	(369)
Net interest related to employee benefits, and unwinding of discount	5	0	1
Currency translation differences	(1)	2	(5)
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	761	524	868
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,024	1,975	2,071
Changes in scope of consolidation	(76)	37	8
Increases in provisions	531	261	369
Provisions utilized	(122)	(107)	(113)
Reversals of unutilized provisions	(191)	(145)	(245)
Transfers	(23)	(39)	(64)
Net interest related to employee benefits, and unwinding of discount	12	9	8
Currency translation differences	23	33	(59)
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	€ 2,178	€ 2,024	€ 1,975